Note 36 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2017	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Revenue		$ 75,826		$ 68,399	[1]	$ 69,762	[1]
Less: Royalties		(3,854)		(3,426)	[1]	(3,498)	[1]
Production costs		(36,400)		(39,315)	[1]	(36,180)	[1]
Depreciation		(4,434)		(4,071)	[1]	(3,763)	[1]
Management fee*			[2]		[2]
		2,274		7,101	[1]	2,594	[1]
Other expenses		(666)		(336)	[1]	(14)	[1]
Administrative expenses		(5,637)		(6,465)	[1]	(5,911)	[1]
Cash-settled share-based expense		(689)		(315)	[1]	(976)	[1]
Net Foreign exchange gain		29,661		223	[1]	(380)	[1]
Net finance cost		(198)		(220)		(31)
Profit on sale of subsidiary		5,409
Gold hedge expense		(601)		(360)	[1]		[1]
Profit before tax		60,691		21,201	[1]	20,587	[1]
Tax expense		(10,290)		(7,445)	[1]	(8,691)	[1]
Profit for the year		50,401		13,756	[1]	11,896	[1]
Current (excluding intercompany)		29,839		28,168	[3]
Non-current (excluding intercompany)		113,714		97,525	[3]
Additions other than through business combinations, property, plant and equipment		20,595		19,915
Intercompany balances
Current (excluding intercompany)		(9,350)		(12,198)	[3]
Non-current (excluding intercompany)		(8,957)		(34,687)	[3]
Intercompany balances
Equity-settled share-based expense	$ (806)			(14)	[1]	(835)	[1]
Assets held for sale				296	[3]
Liabilities directly associated with assets held for sale				(609)	[3]
Inter-segmental revenue
Impairment loss on trade receivables		0		0		(181)	[1]
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue		(15,194)		(12,166)
Less: Royalties
Production costs		13,618		11,199		15,324
Depreciation		350		327		309
Management fee*			[2]		[2]

Other expenses
Administrative expenses
Cash-settled share-based expense
Net Foreign exchange gain
Net finance cost
Profit on sale of subsidiary
Gold hedge expense
Profit before tax		(1,226)		(640)		572
Tax expense		192		153
Profit for the year		(1,034)		(487)		572
Current (excluding intercompany)		(139)		(91)
Non-current (excluding intercompany)		(2,456)		(1,641)
Additions other than through business combinations, property, plant and equipment		(1,165)		(891)
Intercompany balances		(52,783)		(46,240)
Current (excluding intercompany)
Non-current (excluding intercompany)		140		446
Intercompany balances		52,783		46,240
Equity-settled share-based expense
Assets held for sale
Liabilities directly associated with assets held for sale
Inter-segmental revenue						(15,061)
Impairment loss on trade receivables
Corporate and other reconciling amounts [member]
Statement Line Items [Line Items]
Revenue		(779)		(388)
Less: Royalties
Production costs
Depreciation		(49)
Management fee*			[2]		[2]
				253		31
Other expenses				(40)
Administrative expenses		(3,775)		(3,873)		(3,613)
Cash-settled share-based expense		(289)		(94)		(395)
Net Foreign exchange gain		18		417		(212)
Net finance cost		44		25		28
Profit on sale of subsidiary		5,409
Gold hedge expense		(601)		(360)
Profit before tax		(22)		(4,074)		(4,376)
Tax expense		(128)		(126)
Profit for the year		(150)		(4,200)		(4,376)
Current (excluding intercompany)		4,987		3,265
Non-current (excluding intercompany)		244
Additions other than through business combinations, property, plant and equipment		248
Intercompany balances		43,914		39,314
Current (excluding intercompany)		(627)		(350)
Non-current (excluding intercompany)		(524)		(2,043)
Intercompany balances		(17,784)		(11,863)
Equity-settled share-based expense				(14)		(29)
Assets held for sale
Liabilities directly associated with assets held for sale
Inter-segmental revenue						(186)
Impairment loss on trade receivables
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue		75,826		68,399		69,762
Less: Royalties		(3,854)		(3,426)		(3,498)
Production costs		(36,278)		(39,186)		(36,753)
Depreciation		(4,645)		(4,366)		(4,019)
Management fee*		(2,798)	[2]	(2,650)	[2]	(3,960)
		2,016		6,482		2,358
Other expenses		(498)		(296)
Administrative expenses		(126)		(159)		(40)
Cash-settled share-based expense		(234)		(84)		(581)
Net Foreign exchange gain		29,634		133		(375)
Net finance cost		(299)		(262)		(69)
Profit on sale of subsidiary
Gold hedge expense
Profit before tax		58,744		24,585		21,838
Tax expense		(9,529)		(7,085)		(7,587)
Profit for the year		49,215		17,500		14,251
Current (excluding intercompany)		21,608		21,505
Non-current (excluding intercompany)		115,611		98,700
Additions other than through business combinations, property, plant and equipment		21,465		20,436
Intercompany balances
Current (excluding intercompany)		(7,177)		(10,445)
Non-current (excluding intercompany)		(9,085)		(33,043)
Intercompany balances		(2,441)		(1,345)
Equity-settled share-based expense						(806)
Assets held for sale
Liabilities directly associated with assets held for sale
Inter-segmental revenue
Impairment loss on trade receivables						(181)
South African operations [member]
Statement Line Items [Line Items]
Revenue		15,973		12,554
Less: Royalties
Production costs		(13,740)		(11,328)		(14,751)
Depreciation		(90)		(32)		(53)
Management fee*		2,798	[2]	2,650	[2]	3,960
		258		366		205
Other expenses		(168)				(14)
Administrative expenses		(1,736)		(2,433)		(2,258)
Cash-settled share-based expense		(166)		(137)
Net Foreign exchange gain		9		(327)		207
Net finance cost		57		17		10
Profit on sale of subsidiary
Gold hedge expense
Profit before tax		3,195		1,330		2,553
Tax expense		(825)		(387)		(1,104)
Profit for the year		2,370		943		1,449
Current (excluding intercompany)		3,383		3,489
Non-current (excluding intercompany)		315		466
Additions other than through business combinations, property, plant and equipment		47		370
Intercompany balances		8,869		6,926
Current (excluding intercompany)		(1,546)		(1,403)
Non-current (excluding intercompany)		(17)		(47)
Intercompany balances		$ (32,558)		(33,032)
Equity-settled share-based expense
Assets held for sale				296
Liabilities directly associated with assets held for sale				$ (609)
Inter-segmental revenue						15,247
Impairment loss on trade receivables

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	Of the management fee $627 was receivable and payable at year end (2018: $1,871).
[3]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.